Marketable Securities and Strategic Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Marketable Securities and Strategic Investments
Marketable Securities and Strategic Investments

7.Marketable Securities and Strategic Investments

Marketable Securities

The following is a summary of the Company’s marketable securities as of June 30, 2023 and December 31, 2022:

	June 30, 2023
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost Basis	Gains	Losses	Value
Corporate debt securities	$48,100	$—	$(39)	$48,061
Government debt securities	53,291	—	(57)	53,234
Total	$101,391	$—	$(96)	$101,295

	December 31, 2022
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost Basis	Gains	Losses	Value
Corporate debt securities	$52,242	$7	$—	$52,249
Government debt securities	11,681	—	(15)	11,666
Total	$63,923	$7	$(15)	$63,915

The Company believes it is more likely than not that its marketable securities in an unrealized loss position will be held until maturity or the recovery of the cost basis of the investment. To date, the Company has not recorded any allowance for credit losses on its investment securities. The Company determined that the unrealized losses were not attributed to credit risk but were primarily driven by the broader change in interest rates.

For the three and six months ended June 30, 2023, the Company recognized realized losses on its marketable securities of $102,000. For the three and six months ended June 30, 2022, the Company did not recognize any realized gains or losses on its marketable securities.

Strategic Investments

The Company values the Motus GI investment by measuring fair value using the listed share price on the Nasdaq Capital Market on each valuation date.

Aggregate losses of $31,000 and $160,000 during the three months ended June 30, 2023 and 2022, respectively, and aggregate losses of $17,000 and $380,000 during the six months ended June 30, 2023 and 2022, respectively, were recorded to adjust the strategic investments in equity securities of Motus GI to its fair value of $69,000 at June 30, 2023 and $86,000 at December 31, 2022, which is classified as strategic investments within current assets on the accompanying condensed consolidated balance sheets.

The Company’s long term strategic investments as of June 30, 2023 represent investments made in Vivasure in 2020, 2021 and 2022 that were originally recorded at cost. There were no observable price changes, other than as described below, or impairments identified during the three and six months ended June 30, 2023 or the three and six months ended June 30, 2022 related to these investments.

In May 2022, Vivasure announced a Series D private placement, in which it received a material investment from Haemonetics Corporation, a new strategic investor. In conjunction with a €30 million investment in Vivasure, Haemonetics Corporation also secured an option to acquire Vivasure based on the achievement of certain milestones. As a result, Legacy Orchestra’s existing convertible redeemable notes converted into Series D Preferred Stock of Vivasure in May 2022. The investment in the Vivasure Series D Preferred Stock represents an observable price change in an orderly transaction for an identical instrument of the same issuer, and accordingly, the Company recognized a gain on its strategic investment in Vivasure of $1.9 million in the second quarter of 2022. This amount represents a portion of the previously impaired investment balance described below.

During the fourth quarter of 2019, the Company identified indicators of impairment of Vivasure strategic investments held at that time as a result of adverse changes in Vivasure’s business operations, including liquidity concerns. As a result, the Company recorded an impairment charge in the fourth quarter of 2019 of $5.8 million, which represents the cumulative impairment charges recorded on Vivasure strategic investments to date.

6.Marketable Securities and Strategic Investments

Marketable Securities

The following is a summary of the Company’s marketable securities as December 31, 2022:

	December 31, 2022
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost Basis	Gains	Losses	Value
Corporate debt securities	$52,242	$7	$—	$52,249
Government debt securities	11,681	—	(15)	11,666
Total	$63,923	$7	$(15)	$63,915

As of December 31, 2021, there were no marketable securities held. For the years ended December 31, 2021 and 2022, the Company did not recognize any realized gains or losses on its marketable securities.

Strategic Investments

The Company values the Motus GI investment by measuring fair value using the listed share price on the Nasdaq Capital Market on each valuation date.

Aggregate losses of $1.0 million and $0.9 million during the years ended December 31, 2021 and 2022, respectively, were recorded to adjust the strategic investments in equity securities of Motus GI to its fair value of $1.0 million at December 31, 2021 and $86,000 at December 31, 2022, which is classified as strategic investments within current assets on the accompanying consolidated balance sheet.

The Company’s long term strategic investments as of December 31, 2022 represent investments made in Vivasure in 2020, 2021 and 2022 that were originally recorded at cost. There were no observable price changes or impairments identified during the year ended December 31, 2021 related to these investments.

In May 2022, Vivasure announced a Series D private placement, in which it received a material investment from a new strategic investor. As a result, the Company’s existing convertible redeemable notes converted into Series D Preferred Stock of Vivasure in May 2022. The investment in the Vivasure Series D Preferred Stock represents an observable price change in an orderly transaction for an identical instrument of the same issuer, and accordingly, the Company recognized a gain on its strategic investment in Vivasure of $1.9 million in the second quarter of 2022. This amount represents a portion of the previously impaired investment balance described below.

During the fourth quarter of 2019, the Company identified indicators of impairment of Vivasure strategic investments held at that time as a result of adverse changes in Vivasure’s business operations, including liquidity concerns. As a result, the Company recorded an impairment charge in the fourth quarter of 2019 of $5.8 million, which represents the cumulative impairment charges recorded on Vivasure strategic investments to date.